EQUITY-ACCOUNTED INVESTMENTS - Narrative and movement (Details) R in Millions, $ in Millions				12 Months Ended
	Oct. 28, 2018 USD ($)	Oct. 25, 2018 shares	Dec. 18, 2014 ZAR (R)	Dec. 31, 2018 ZAR (R) shares	Dec. 31, 2017 ZAR (R) shares	Dec. 31, 2016 ZAR (R) shares	Apr. 11, 2018 shares	Dec. 31, 2015 shares
EQUITY-ACCOUNTED INVESTMENTS
Number of shares issued | shares				2,266,260,491	2,168,721,220	929,004,342	87,145,885	916,140,000
Balance at the beginning of the period				R 2,244.1	R 2,157.4
Gain on foreign exchange differences				1,169.1	292.4	R 219.6
Balance at the end of the period				3,733.9	R 2,244.1	R 2,157.4
Aldebaran Resources Inc. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Number of shares issued | shares		77,635,957
Peregrine Metals Ltd. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Debt term	5 years
Proceeds from sales of investments accounted for using equity method | $	$ 15
Initial financing | $	$ 30
Additional earn-in period	3 years
Equity-accounted investment of acquisition of joint venture				956.0
Foreign currency translation				22.0
Balance at the end of the period				R 978.0
Peregrine Metals Ltd. [Member] | Aldebaran Resources Inc. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Maximum ownership interest of counterparty, as a percent	80.00%
Initial ownership interest of counterparty, as a percent	60.00%
Additional possible ownership interest, as a percent	20.00%
Equity interest consideration, as a percent	19.90%
Expenditure for additional ownership interest | $	$ 25
Joint venture number of shares received | shares		15,449,555
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Interest in associates (as a percent)				44.40%	33.10%	33.10%
Amount of draw down from loan			R 1,029.0
Loan			1,200.0
Balance at the beginning of the period				R 198.4	R 72.4	R 148.7
Share of results of equity-accounted joint venture investee after tax				143.7	124.5	(116.5)
Dividends received				8.2	8.2	8.2
Interest income on loan to equity-accounted investee capitalised					1.5	40.2
Preference shares redeemed				(102.8)
Balance at the end of the period				R 239.3	198.4	72.4
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Interest in associates (as a percent)				50.00%
Balance at the beginning of the period				R 2,012.9	2,049.3
Share of results of equity-accounted associate investee after tax				210.5	175.0	114.9
Dividends received				87.0
Equity-accounted investment on acquisition of subsidiaries						2,066.7
Foreign currency translation				356.0	(211.4)	(132.3)
Balance at the end of the period				2,492.4	2,012.9	2,049.3
Other equity-accounted investments
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period				32.8	35.7
Balance at the end of the period				R 24.2	R 32.8	R 35.7
Subordinated shareholders loan [member] | Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Loan			R 384.6
Debt term			2 years